OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Other Income And Expenses [Abstract]
Reversal of ASC 460 reserve due to expiration of statute of limitations	$ 42	$ 1,182